Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for non-CEO NEOs ($) (3)(4)	Average Compensation Actually Paid to non-CEO NEOs ($) (5)	Value of Initial Fixed $100 Investment Based on Company Total Stockholder Return ($)	Net Income (Loss) ($ in millions)
2023	424,147	424,147	361,875	467,433	146.10	(5,489,000)
2022	403,667	403,667	2,970,350	1,443,400	128.37	(392,000)
2021	630,329	630,329	220,917	291,326	498.94	1,620,000

(1)	The dollar amounts reported represent the total compensation reported for Mr. Humphreys, our Chief Executive Officer, for each fiscal year in the “Total” column of the Summary Compensation Table.
(2)	No adjustments were made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Humphreys in his role as Chief Executive Officer.
(3)	The Named Executive Officers included in the non-CEO Named Executive Officer average for each fiscal year are as follows:

Year	Non-CEO Named Executive Officers
2023	Mr. Scarpulla
2022	Mr. Scarpulla
2021	Messrs. Scarpulla and Kirnbauer, and Ms. Sandra Wallach (former Chief Financial Officer)

(4)
The dollar amounts reported represent the average of the amounts reported for our non-CEO
Named Executive Officer(s) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. In 2023 and 2022, Mr. Scarpulla was our only non-CEO Named Executive Officer.

(5)
The following represents the adjustments made to the Summary Compensation Table totals to derive the average compensation actually paid to our non-CEO Named Executive Officer(s) for each applicable fiscal year.

Adjustments	2023	2022	2021
Amounts reported in “Stock Awards” column of the Summary Compensation Table	—	(2,685,350)	(146,400)
Fair value of outstanding and unvested stock awards that were granted in the current year	—	1,158,400	281,400
Change in fair value of stock awards outstanding and unvested at the end of the current year that were granted in a prior year	(300,921)	—	15,575
Fair value of stock awards granted and vested in the current year	405,731	—	—
Change in fair value of stock awards vested in the current year that were granted in a prior year	747	—	92,495
Fair value at the end of the prior year of stock awards that failed to meet vesting conditions in the year	—	—	(172,661)
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—

Named Executive Officers, Footnote
(3)	The Named Executive Officers included in the non-CEO Named Executive Officer average for each fiscal year are as follows:

Year	Non-CEO Named Executive Officers
2023	Mr. Scarpulla
2022	Mr. Scarpulla
2021	Messrs. Scarpulla and Kirnbauer, and Ms. Sandra Wallach (former Chief Financial Officer)

PEO Total Compensation Amount	$ 424,147	$ 403,667	$ 630,329
PEO Actually Paid Compensation Amount	$ 424,147	403,667	630,329
Adjustment To PEO Compensation, Footnote
(2)	No adjustments were made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Humphreys in his role as Chief Executive Officer.

Non-PEO NEO Average Total Compensation Amount	$ 361,875	2,970,350	220,917
Non-PEO NEO Average Compensation Actually Paid Amount	$ 467,433	1,443,400	291,326
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following represents the adjustments made to the Summary Compensation Table totals to derive the average compensation actually paid to our non-CEO Named Executive Officer(s) for each applicable fiscal year.

Adjustments	2023	2022	2021
Amounts reported in “Stock Awards” column of the Summary Compensation Table	—	(2,685,350)	(146,400)
Fair value of outstanding and unvested stock awards that were granted in the current year	—	1,158,400	281,400
Change in fair value of stock awards outstanding and unvested at the end of the current year that were granted in a prior year	(300,921)	—	15,575
Fair value of stock awards granted and vested in the current year	405,731	—	—
Change in fair value of stock awards vested in the current year that were granted in a prior year	747	—	92,495
Fair value at the end of the prior year of stock awards that failed to meet vesting conditions in the year	—	—	(172,661)
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—

Compensation Actually Paid vs. Total Shareholder Return	Comparison of “Compensation Actually Paid” to TSR
Compensation Actually Paid vs. Net Income	Comparison of “Compensation Actually Paid” to Net Income (Loss)
Total Shareholder Return Amount	$ 146.1	128.37	498.94
Net Income (Loss)	$ (5,489,000,000,000)	(392,000,000,000)	1,620,000,000,000
PEO Name	Mr. Humphreys
Non-PEO NEO | Amounts Reported In Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,685,350)	(146,400)
Non-PEO NEO | Fair Value Of Outstanding And Unvested Stock Awards That Were Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,158,400	281,400
Non-PEO NEO | Change In Fair Value Of Stock Awards Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (300,921)		15,575
Non-PEO NEO | Fair Value Of Stock Awards Granted And Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	405,731
Non-PEO NEO | Change In Fair Value Of Stock Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 747		92,495
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Stock Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (172,661)